Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2022
Convertible Debentures [Abstract]
Disclosure of convertible debenture values and conversion price [Table Text Block]
Issue Date	Outstanding March 31, 2020 ($CDN)	Conversion Price ($CDN)	Shares on Conversion	Converted Amount ($CDN)	Outstanding March 31, 2021 ($CDN)
17-May-17	$1,900,000	$4.55	417,582	$(1,900,000)	$-
31-May-17	250,000	$4.55	54,945	(250,000)	-
25-Sep-17	1,476,000	$2.80	527,143	(1,476,000)	-
12-Oct-17	1,970,000	$2.80	703,570	(1,970,000)	-
Total	$5,596,000		1,703,240	$(5,596,000)	$-